K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

October 9, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds
American Beacon Sound Point Floating Rate Income Fund

Dear Sir or Madam:

Transmitted herewith for filing on behalf of American Beacon Funds (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, is a registration statement for the Trust on Form N-14 (the “Registration Statement”).  The Registration Statement includes a Notice of Special Meeting of Shareholders of the Sound Point Floating Rate Income Fund (the “Acquired Fund”), a series of Trust for Advised Portfolios, a Combined Proxy Statement and Prospectus, a Statement of Additional Information, and a proxy card relating to the special meeting of shareholders of the Acquired Fund (the “Meeting”).  The Meeting is being held to request shareholder approval of the reorganization of the Acquired Fund into American Beacon Sound Point Floating Rate Income Fund, a new series of the Trust.

Pursuant to Rule 488(a)(1) under the 1933 Act, it is proposed that this Registration Statement will become effective 30 days after filing.

This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,
/s/ Kathy Kresch Ingber
Kathy Kresch Ingber